Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of composition of other liabilities

As at	Dec 31 2024	Dec 31 2023
Share-based compensation liability (note 14)	$73,547	$74,107
Site restoration costs	38,048	32,596
Land mortgage	27,483	28,014
Defined benefit pension plans (note 21)	20,531	22,691
Cash flow hedges (note 19)	36,811	91,183
Other	882	1,319
	197,302	249,910
Less current maturities	(46,840)	(94,992)
	$150,462	$154,918

Schedule of provision for site restoration costs	The movement in the provision during the year is explained as follows:

	2024	2023
Balance at January 1	$32,596	$36,581
New or revised provisions	3,831	(5,573)
Accretion expense	1,621	1,588
Balance at December 31	$38,048	$32,596